UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Toscafund Asset Management LLP

Address:   7th Floor
           90 Long Acre
           London, England WC2E 9RA


Form 13F File Number: 28-13207


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Lord
Title:  Partner
Phone:  44-207-845-6100

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Lord                    London                             5/29/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      122,505
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7             COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- --------------------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE     SHARED     NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ------------ ------ ------------
CAPITAL ONE FINANCIAL      COM            14040H105   10,195   182,909 SH       SOLE       NONE       182,909 SH      0            0
CORP.
CITIGROUP INC.             COM            172967101   29,732   813,462 SH       SOLE       NONE       813,462 SH      0            0
CUMMINS INC.               COM            231021106      210     1,750 SH       SOLE       NONE         1,750 SH      0            0
HARTFORD FINANCIAL         COM            416515104   22,613 1,072,743 SH       SOLE       NONE     1,072,743 SH      0            0
SERVICES GROUP
JPMORGAN CHASE & CO.       COM            46625H100   10,753   233,854 SH       SOLE       NONE       233,584 SH      0            0
LAS VEGAS SANDS CORP.      COM            517834107    9,951   172,851 SH       SOLE       NONE       172,851 SH      0            0
PHOENIX COMPANIES INC.     COM            71902E109   21,613 8,821,471 SH       SOLE       NONE     5,427,944 SH      0 3,393,527 SH
PROCTER & GAMBLE CO.       COM            742718109      202     3,000 SH       SOLE       NONE         3,000 SH      0            0
SLM CORP.                  COM            78442P106   17,236 1,093,627 SH       SOLE       NONE     1,093,627 SH      0            0